5. DEBT (Details Narrative 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012 Kinergy	Mar. 31, 2013 Plant Owners	Dec. 31, 2012 Plant Owners	Dec. 31, 2012 Related Party	Dec. 31, 2011 Related Party
Availability under the revolving credit facility				$ 27,017		$ 46,000
Credit facility increase						10,000
Outstanding balance				19,711		46,000
Interest under notes							60	78
Remaining amount of notes due and payable	750	750	750				750
Debt maturity date						Jun. 30, 2016	Mar. 31, 2014
Accrued interest					5,818	3,542
Income for fair value adjustments	0	3,108
Interest expense on borrowings	$ 12,314	$ 14,813